Intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	$ 18,183	$ 18,660
Intangible assets, end of period	18,355	18,183
Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	22,559	23,911
Exchange adjustments	197	(149)
Acquisitions	41	15
Additions	2,438	3,147
Transfers	(451)	(1,629)
Deletions	2,410	2,736
Intangible assets, end of period	22,374	22,559
Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	(4,376)	(5,251)
Exchange adjustments	(107)	96
Charge for the year	1,938	1,625
Impairment losses	0	62
Transfers	0	5
Deletions	(2,402)	(2,461)
Intangible assets, end of period	(4,019)	(4,376)
Exploration and appraisal expenditure
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	16,960	17,286
Intangible assets, end of period	17,026	16,960
Exploration and appraisal expenditure | Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	18,524	19,856
Exchange adjustments	0	0
Acquisitions	0	0
Additions	2,128	2,896
Transfers	(451)	(1,629)
Deletions	2,315	2,599
Intangible assets, end of period	17,886	18,524
Exploration and appraisal expenditure | Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	(1,564)	(2,570)
Exchange adjustments	0	0
Charge for the year	1,603	1,274
Impairment losses	0	62
Transfers	0	5
Deletions	(2,307)	(2,337)
Intangible assets, end of period	(860)	(1,564)
Other intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	1,223	1,374
Intangible assets, end of period	1,329	1,223
Other intangibles | Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	4,035	4,055
Exchange adjustments	197	(149)
Acquisitions	41	15
Additions	310	251
Transfers	0	0
Deletions	95	137
Intangible assets, end of period	4,488	4,035
Other intangibles | Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	(2,812)	(2,681)
Exchange adjustments	(107)	96
Charge for the year	335	351
Impairment losses	0	0
Transfers	0	0
Deletions	(95)	(124)
Intangible assets, end of period	$ (3,159)	$ (2,812)